Cover	Dec. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2022
Entity File Number	001-38448
Entity Registrant Name	VINCO VENTURES, INC.
Entity Central Index Key	0001717556
Entity Tax Identification Number	82-2199200
Entity Incorporation, State or Country Code	NV
City Area Code	(866)
Local Phone Number	900-0992
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	BBIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true